Shareholder Report, Line Graph (Details) 1014067_Putnam ESG Core Bond ETF_Single Class_TSR Annual {Single Class} - USD ($)								12 Months Ended
	Oct. 31, 2025	Apr. 30, 2025	Oct. 31, 2024	Apr. 30, 2024	Oct. 31, 2023	Apr. 30, 2023	Jan. 19, 2023	Apr. 30, 2026
Putnam ESG Core Bond ETF
Account Value [Line Items]
Line Graph and Table Measure Name								Putnam ESG Core Bond ETF (NAV)
Accumulated Value	$ 11,099	$ 10,712	$ 10,448	$ 9,902	$ 9,390	$ 10,004	$ 10,000	$ 11,179
Bloomberg U.S. Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Index
Accumulated Value	$ 11,070	$ 10,696	$ 10,428	$ 9,902	$ 9,433	$ 10,049	$ 10,000	$ 11,130